Expense Example - Pioneer Short Term Income Fund	Dec. 31, 2021 USD ($)
A
Expense Example:
1	$ 85
3	269
5	469
10	1,047
C
Expense Example:
1	109
3	340
5	590
10	1,306
C2
Expense Example:
1	207
3	334
5	579
10	1,283
K
Expense Example:
1	47
3	159
5	280
10	636
Y
Expense Example:
1	47
3	178
5	321
10	$ 737